Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

A summary of the Company’s activity for options granted to employees and directors under its 2017 incentive option plan is as follows:

	Six months ended June 30, 2017
	Unaudited
	Number of options	Weighted average exercise price	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	986,875	$0.91	$246
Granted	356,250	1.16
Exercised	(126,563)	0.9
Forfeited	(98,438)	0.9

Outstanding at the end of the period	1,118,125	$0.98	$913

Exercisable	439,219	1.03	581

Vested and expected to vest	1,118,125	$0.98	$913

Schedule of Recognized Stock-based Compensation

During the six month periods ended June 30, 2017, the Company recognized stock-based compensation expense related to employees and directors stock options in the amount of $249, as follows:

	Six months ended June 30,	Six months ended June 30,
	2017	2016
	Unaudited	Unaudited

Cost of revenues	40	3
Marketing and selling	2	1
General and administrative	207	1
	249	5

Schedule of Outstanding Warrants

The Company’s outstanding warrants as of June 30, 2017, are as follow:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

May 18, 2016	1,063,829	0.47	May 18, 2018
May 18, 2016	3,636,364	0.55	May 18, 2020
May 18, 2016	42,553	0.47	November 18, 2017